UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Tax-Free Cash Central Fund Fidelity® Tax-Free Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Tax-Free Cash Central Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Tax-Free Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,993,870,742
Number of Holdings	315
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	99.7

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915118.100    1335-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Municipal Cash Central Fund Fidelity® Municipal Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Municipal Cash Central Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$3,490,480,552
Number of Holdings	399
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	99.7

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915116.100    698-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Cash Central Fund Fidelity® Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Cash Central Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$54,081,274,081
Number of Holdings	28
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	89.0
8-30	2.9
31-60	7.5
61-90	0.0

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915115.100    693-TSRS-0125

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024
Fidelity® Securities Lending Cash Central Fund Fidelity® Securities Lending Cash Central Fund

This semi-annual shareholder report contains information about Fidelity® Securities Lending Cash Central Fund for the period June 1, 2024 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Securities Lending Cash Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$26,131,637,652
Number of Holdings	28
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	87.1
8-30	3.3
31-60	8.0
61-90	0.1

ASSET ALLOCATION (% of Fund's net assets)

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915117.100    761-TSRS-0125

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Cash Central Fund

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Cash Central Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 28.9%
	Maturity Amount ($)	Value ($)
In a joint trading account at 4.58% dated 11/29/24 due 12/2/24 (Collateralized by U.S. Government Obligations) # (Cost $15,605,700,000)	15,611,656,176	15,605,700,000

U.S. Treasury Repurchase Agreement - 54.7%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,184,672,017, 0.00% - 4.88%, 9/4/25 - 8/15/34)	1,161,443,115	1,161,000,000
Barclays Bank PLC at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $3,385,651,766, 0.00% - 5.00%, 12/5/24 - 5/15/42)	3,319,266,370	3,318,000,000
Federal Reserve Bank of New York at 4.55%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $10,421,950,184, 0.75% - 3.88%, 4/15/29 - 2/15/45)	10,421,950,158	10,418,000,000
Ficc Citi Gc Repo (GOV) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $4,739,708,336, 0.00% - 5.25%, 12/31/24 - 5/15/54)	4,646,772,842	4,645,000,000
Ficc Goldman Gc Repo (GOV) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,184,672,003, 1.38% - 4.50%, 2/15/25 - 11/15/33)	1,161,443,115	1,161,000,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $2,031,595,128, 0.00% - 6.13%, 12/3/24 - 2/15/54)	1,991,759,898	1,991,000,000
Fixed Income Clearing Corp. - BNYM at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $2,559,365,697, 0.25% - 2.88%, 1/15/25 - 5/15/32)	2,510,139,671	2,509,182,000
Fixed Income Clearing Corp. - SSB at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $3,383,984,677, 0.75% - 4.00%, 1/31/28 - 6/30/28)	3,319,266,370	3,318,000,000
NatWest Markets Securities, Inc. at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $338,769,271, 0.63% - 4.63%, 12/31/25 - 2/28/31)	332,126,713	332,000,000
SMBC Nikko Securities America, Inc. at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $706,109,472, 0.00% - 4.88%, 2/11/25 - 8/15/43)	692,264,113	692,000,000
TD Securities (U.S.A.) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $37,754,462, 2.25% - 4.38%, 3/31/26 - 5/15/34)	37,014,122	37,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $29,582,182,000)		29,582,182,000

U.S. Treasury Debt - 12.8%
	Yield (%) (a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 12.8%
U.S. Treasury Bills
12/3/24 to 1/30/25	4.50 to 4.69	6,957,600,000	6,934,155,155

TOTAL U.S. TREASURY DEBT (Cost $6,933,051,696)			6,934,155,155

Non-Negotiable Time Deposit - 3.0%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Time Deposits - 3.0%
Credit Agricole CIB
12/2/24	4.58	179,000,000	179,000,000
Mizuho Bank Ltd.
12/2/24	4.58	1,315,000,000	1,315,000,000
Royal Bank of Canada
12/2/24	4.58	153,000,000	153,000,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $1,647,000,000)			1,647,000,000

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $53,767,933,696)	53,769,037,155
NET OTHER ASSETS (LIABILITIES) - 0.6%	312,236,926
NET ASSETS - 100.0%	54,081,274,081

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Debt	6,934,155,155	-	6,934,155,155	-

Non-Negotiable Time Deposit	1,647,000,000	-	1,647,000,000	-

U.S. Government Agency Repurchase Agreement	15,605,700,000	-	15,605,700,000	-

U.S. Treasury Repurchase Agreement	29,582,182,000	-	29,582,182,000	-
Total Investments in Securities:	53,769,037,155	-	53,769,037,155	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$15,605,700,000 due 12/02/24 at 4.58%
BofA Securities, Inc.	378,259,000
Citigroup Global Markets, Inc.	5,574,349,000
Credit Agricole CIB New York Branch	96,224,000
HSBC Securities (USA), Inc.	67,203,000
JP Morgan Securities LLC	1,990,839,000
Nomura Securities International	564,071,000
RBC Dominion Securities, Inc.	2,986,258,000
Societe Generale	331,806,000
Sumitomo Mitsui Banking Corp. NY	3,483,968,000
Wells Fargo Securities LLC	132,723,000
15,605,700,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $45,187,882,000) - See accompanying schedule Unaffiliated issuers (cost $53,767,933,696):		$53,769,037,155
Cash		481,138,659
Interest receivable		13,177,326
Receivable for interfund loans		16,454,000
Other affiliated receivables		10,107
Total assets		54,279,817,247
Liabilities
Distributions payable	$198,533,484
Other payables and accrued expenses	9,682
Total liabilities		198,543,166
Net Assets		$54,081,274,081
Net Assets consist of:
Paid in capital		$54,080,170,430
Total accumulated earnings (loss)		1,103,651
Net Assets		$54,081,274,081
Net Asset Value, offering price and redemption price per share ($54,081,274,081 ÷ 54,069,815,745 shares)		$1.0002
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Interest (including $1,650,477 from affiliated interfund lending)		$1,245,287,714
Expenses
Custodian fees and expenses	$42,856
Independent trustees' fees and expenses	60,212
Total expenses		103,068
Net Investment income (loss)		1,245,184,646
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,208
Total net realized gain (loss)		1,208
Change in net unrealized appreciation (depreciation) on investment securities		(2,668,546)
Net gain (loss)		(2,667,338)
Net increase in net assets resulting from operations		$1,242,517,308
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,245,184,646	$2,435,342,680
Net realized gain (loss)	1,208	11
Change in net unrealized appreciation (depreciation)	(2,668,546)	3,772,005
Net increase in net assets resulting from operations	1,242,517,308	2,439,114,696
Distributions to shareholders	(1,245,189,354)	(2,435,345,654)

Affiliated share transactions
Proceeds from sales of shares	284,221,703,093	515,597,423,520
Reinvestment of distributions	38,596	77,024
Cost of shares redeemed	(278,549,391,462)	(508,253,475,743)

Net increase (decrease) in net assets and shares resulting from share transactions	5,672,350,227	7,344,024,801
Total increase (decrease) in net assets	5,669,678,181	7,347,793,843

Net Assets
Beginning of period	48,411,595,900	41,063,802,057
End of period	$54,081,274,081	$48,411,595,900

Other Information
Shares
Sold	284,164,391,741	515,494,098,703
Issued in reinvestment of distributions	38,588	77,009
Redeemed	(278,492,975,480)	(508,151,529,440)
Net increase (decrease)	5,671,454,849	7,342,646,272

Financial Highlights
Fidelity® Cash Central Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.0003	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0258	.0536	.0354	.0016	.0010	.0155
Net realized and unrealized gain (loss)	(.0001)	.0001	- B	- B	- B	- B
Total from investment operations	.0257	.0537	.0354	.0016	.0010	.0155
Distributions from net investment income	(.0258)	(.0536)	(.0354)	(.0016)	(.0010)	(.0155)
Total distributions	(.0258)	(.0536)	(.0354)	(.0016)	(.0010)	(.0155)
Net asset value, end of period	$1.0002	$1.0003	$1.0002	$1.0002	$1.0002	$1.0002
Total Return C,D	2.60%	5.51%	3.59%	.15%	.10%	1.56%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	-% G	-% G	-% G	-% G	.01%
Expenses net of fee waivers, if any	- % G,H	-% G	-% G	-% G	-% G	.01%
Expenses net of all reductions	-% G,H	-% G	-% G	-% G	-% G	.01%
Net investment income (loss)	5.14% H	5.37%	3.42%	.14%	.09%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$54,081,274	$48,411,596	$41,063,802	$52,890,259	$58,295,494	$44,967,102

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,103,459
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$1,103,459
Tax cost	$53,767,933,696

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	22,076,689	5.26%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.734014.124
TCC-SANN-0125
Fidelity® Tax-Free Cash Central Fund

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Tax-Free Cash Central Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 71.7%
	Principal Amount (a)	Value ($)
Alabama - 3.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 3% 12/2/24, VRDN (b)	18,015,000	18,015,000
Series 2014 B, 3% 12/2/24, VRDN (b)	14,335,000	14,335,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1998, 3% 12/2/24, VRDN (b)	1,600,000	1,600,000
Mobile County Indl. Dev. Auth. Polutn Ctrl Series 2002, 2.85% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	4,465,000	4,465,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 2.6% 12/2/24, VRDN (b)	21,300,000	21,300,000
TOTAL ALABAMA		59,715,000
Alaska - 2.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 3.1% 12/6/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	12,000,000	12,000,000
(Exxon Pipeline Co. Proj.):
Series 1993 A, 2.85% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,800,000	2,800,000
Series 1993 B, 2.85% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	27,875,000	27,875,000
(ExxonMobil Proj.) Series 2001, 2.85% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	560,000	560,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 C, 3.15% 12/6/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	900,000	900,000
Series 2002, 3.1% 12/6/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	8,200,000	8,200,000
TOTAL ALASKA		52,335,000
Arizona - 0.7%
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2019 A, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	4,730,000	4,730,000
Series 2019 B, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	3,215,000	3,215,000
Maricopa County Poll. Cont. Rev.:
Series 2009 B, 3.38% 12/6/24, VRDN (b)	200,000	200,000
Series 2009 C, 3.38% 12/6/24, VRDN (b)	6,300,000	6,300,000
TOTAL ARIZONA		14,445,000
Colorado - 2.5%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2022 F, 3.15% 12/6/24, VRDN (b)	14,000,000	14,000,000
Series 2024 D, 2.8% 12/2/24, VRDN (b)	7,700,000	7,700,000
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2018 A, 2.9% 12/6/24, VRDN (b)	14,215,000	14,215,000
Series 2018 B, 2.85% 12/2/24, VRDN (b)	13,150,000	13,150,000
TOTAL COLORADO		49,065,000
Connecticut - 1.1%
Connecticut Gen. Oblig. Series 2016 C, 3.18% 12/6/24 (Liquidity Facility Bank of America NA), VRDN (b)	18,185,000	18,185,000
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 3.25% 12/6/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,300,000	2,300,000
Series 2012 C2, 3.18% 12/6/24 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	2,395,000	2,395,000
TOTAL CONNECTICUT		22,880,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 3.03% 12/6/24, VRDN (b)	500,000	500,000
District Of Columbia - 0.2%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 2.9% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	1,600,000	1,600,000
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, 3.2% 12/6/24, LOC Freddie Mac, VRDN (b)	1,895,000	1,895,000
TOTAL DISTRICT OF COLUMBIA		3,495,000
Florida - 1.3%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.):
Series 2009 2, 3% 12/6/24, VRDN (b)	3,300,000	3,300,000
Series 2009, 2.9% 12/6/24, VRDN (b)	3,800,000	3,800,000
Gainesville Utils. Sys. Rev. Series 2019 C, 2.93% 12/2/24, LOC Bank of America NA, VRDN (b)	2,000,000	2,000,000
Hillsborough County Indl. Dev. Auth.:
Series 2024 D, 2.8% 12/2/24 (Liquidity Facility PNC Bank NA), VRDN (b)	5,600,000	5,600,000
Series 2024 E, 2.82% 12/2/24 (Liquidity Facility Royal Bank of Canada), VRDN (b)	1,650,000	1,650,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 2.92% 12/6/24, VRDN (b)	2,500,000	2,500,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 C2, 3.15% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	2,400,000	2,400,000
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 3.21% 12/6/24, LOC Northern Trust Co., VRDN (b)	2,750,000	2,750,000
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 3.18% 12/6/24, LOC Fannie Mae, VRDN (b)	2,850,000	2,850,000
TOTAL FLORIDA		26,850,000
Georgia - 2.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3% 12/2/24, VRDN (b)	4,950,000	4,950,000
Series 2008, 3.1% 12/2/24, VRDN (b)	800,000	800,000
Series 2018, 3% 12/2/24, VRDN (b)	10,200,000	10,200,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 3.05% 12/2/24, VRDN (b)	15,800,000	15,800,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 3.1% 12/2/24, VRDN (b)	7,900,000	7,900,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 3.3% 12/6/24, VRDN (b)	500,000	500,000
Series 2002 V1, 3.34% 12/6/24, VRDN (b)	1,900,000	1,900,000
TOTAL GEORGIA		42,050,000
Illinois - 1.9%
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.4% 12/6/24, LOC Northern Trust Co., VRDN (b)	700,000	700,000
Illinois Fin. Auth.:
Series 2021 B, 3.1% 12/2/24 (Liquidity Facility Royal Bank of Canada), VRDN (b)	35,330,000	35,330,000
Series 2021 C, 3.1% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,800,000	2,800,000
TOTAL ILLINOIS		38,830,000
Indiana - 1.9%
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 2.85% 12/2/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	12,420,000	12,420,000
Series 2005, 3% 12/6/24, LOC Cooperatieve Rabobank UA/NY, VRDN (b)	1,500,000	1,500,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 3.15% 12/6/24, LOC Barclays Bank PLC, VRDN (b)	6,150,000	6,150,000
Series 2008 I, 2.85% 12/2/24, LOC Barclays Bank PLC, VRDN (b)	2,600,000	2,600,000
Series 2008 J, 2.85% 12/2/24, LOC Barclays Bank PLC, VRDN (b)	1,000,000	1,000,000
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E4, 2.85% 12/6/24, VRDN (b)	1,300,000	1,300,000
(Trinity Health Cr. Group Proj.) Series 2008 D1, 3.1% 12/6/24, VRDN (b)	10,660,000	10,660,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 2.95% 12/2/24, LOC Truist Bank, VRDN (b)	2,300,000	2,300,000
TOTAL INDIANA		37,930,000
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	3,925,000	3,925,000
Iowa Fin. Auth. Midwestern Disaster Area Rev. (ADM Proj.) Series 2011, 2.9% 12/6/24, VRDN (b)	1,000,000	1,000,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 2.92% 12/6/24, VRDN (b)	6,800,000	6,800,000
Iowa Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2000 D, 3.11% 12/6/24, VRDN (b)	3,130,000	3,130,000
Series 2018 E, 2.65% 12/2/24, LOC JPMorgan Chase Bank, VRDN (b)	2,300,000	2,300,000
Series 2018 F, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	4,900,000	4,900,000
TOTAL IOWA		22,055,000
Kansas - 2.2%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 2.95% 12/6/24, VRDN (b)	3,040,000	3,040,000
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.2% 12/6/24, VRDN (b)	4,200,000	4,200,000
Series 2007 B, 3.2% 12/6/24, VRDN (b)	2,650,000	2,650,000
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 2.8% 12/2/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	10,445,000	10,445,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	900,000	900,000
Series 1994, 2.95% 12/6/24, VRDN (b)	11,600,000	11,600,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 2.8% 12/2/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,600,000	4,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	1,600,000	1,600,000
(Western Resources, Inc. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	4,100,000	4,100,000
TOTAL KANSAS		43,135,000
Kentucky - 0.5%
Louisville & Jefferson County Series 2011 B, 2.8% 12/2/24, LOC PNC Bank NA, VRDN (b)	9,920,000	9,920,000
Louisiana - 3.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 2.87% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	3,100,000	3,100,000
Louisiana Gas & Fuel Tax Rev.:
Series 2023 A1, 3.15% 12/2/24, LOC Toronto-Dominion Bank, VRDN (b)	7,100,000	7,100,000
Series 2023 A2, 2.85% 12/2/24, LOC Toronto-Dominion Bank, VRDN (b)	2,580,000	2,580,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2007, 2.9% 12/2/24, VRDN (b)	1,650,000	1,650,000
Series 2008 A, 2.87% 12/2/24, VRDN (b)	20,620,000	20,620,000
Series 2009 A, 3.1% 12/6/24, VRDN (b)	13,000,000	13,000,000
Series 2010, 2.9% 12/6/24, VRDN (b)	10,400,000	10,400,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 3.08% 12/6/24, VRDN (b)	1,075,000	1,075,000
Series 2010 B1, 3.05% 12/6/24, VRDN (b)	3,200,000	3,200,000
TOTAL LOUISIANA		62,725,000
Maryland - 1.4%
Maryland Health & Higher Edl. Series 2024 B, 2.7% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	23,670,000	23,670,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2011 A, 3.2% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	4,450,000	4,450,000
TOTAL MARYLAND		28,120,000
Massachusetts - 0.5%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A1, 2.82% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	1,900,000	1,900,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2024 U1, 2.8% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	7,700,000	7,700,000
TOTAL MASSACHUSETTS		9,600,000
Michigan - 2.3%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 2.87% 12/2/24, VRDN (b)	44,210,000	44,210,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.22% 12/6/24, LOC Bank of Nova Scotia, VRDN (b)	700,000	700,000
TOTAL MICHIGAN		44,910,000
Minnesota - 0.8%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 2.9% 12/2/24, LOC Bank of America NA, VRDN (b)	15,515,000	15,515,000
Mississippi - 4.9%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 2.85% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	37,400,000	37,400,000
Series 2007 C:
2.8% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	4,170,000	4,170,000
2.8% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	38,020,000	38,020,000
Series 2011 F, 2.85% 12/2/24, VRDN (b)	6,400,000	6,400,000
Series 2011 B, 2.85% 12/2/24, VRDN (b)	1,210,000	1,210,000
Series 2011 G, 2.8% 12/2/24, VRDN (b)	6,550,000	6,550,000
Mississippi Bus. Fin. Corpm (Chevron U.S.A. INC. Proj.) Series 2023, 2.85% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	1,925,000	1,925,000
Mississippi Dev. Bank Spl. Oblig. Series 2009, 2.8% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	2,085,000	2,085,000
TOTAL MISSISSIPPI		97,760,000
Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2022 E, 2.9% 12/6/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	3,470,000	3,470,000
New Hampshire - 0.1%
Nat'l. Fin. Auth. N H Health C Series 2024 C, 3.23% 12/6/24, LOC Truist Bank, VRDN (b)	2,600,000	2,600,000
New York - 14.9%
New York City Gen. Oblig.:
Series 2013 A2, 2.8% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	11,800,000	11,800,000
Series 2013 A3, 2.8% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	4,800,000	4,800,000
Series 2014 D4, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	2,735,000	2,735,000
Series 2015 F5, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	950,000	950,000
Series 2015 F6, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,435,000	1,435,000
Series 2017 A, 3.07% 12/6/24 (Liquidity Facility Citibank NA), VRDN (b)	1,020,000	1,020,000
Series 2017 A-7, 2.86% 12/2/24 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	22,095,000	22,095,000
Series 2017 B-4 & B-5, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	20,695,000	20,695,000
Series 2019 D, 2.85% 12/2/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,370,000	6,370,000
Series 2022 A4, 2.85% 12/2/24 (Liquidity Facility The Toronto-Dominion Bank), VRDN (b)	5,380,000	5,380,000
Series 2023 A, 2.85% 12/2/24 (Liquidity Facility Bank of Montreal), VRDN (b)	4,200,000	4,200,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	5,200,000	5,200,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB2, 2.87% 12/2/24 (Liquidity Facility UBS AG), VRDN (b)	13,200,000	13,200,000
Series 2011 DD-1, 2.85% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	5,295,000	5,295,000
Series 2014 AA:
2.8% 12/2/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,240,000	3,240,000
2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000,000	2,000,000
Series 2014 BB1, 2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	13,960,000	13,960,000
Series 2016 AA2, 2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	20,605,000	20,605,000
Series 2016 BB2, 2.8% 12/2/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	7,165,000	7,165,000
Series 2021 EE1, 2.55% 12/2/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	3,875,000	3,875,000
Series 2021 EE2, 2.55% 12/2/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000,000	2,000,000
Series 2023 CC, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	20,800,000	20,800,000
New York City Transitional Fin. Auth. Rev.:
Series 2011 A4 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	13,800,000	13,800,000
Series 2013 C4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,125,000	4,125,000
Series 2014, 2.75% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	8,800,000	8,800,000
Series 2015 A3, 2.85% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	11,581,000	11,581,000
Series 2015 A4, 2.8% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,200,000	1,200,000
Series 2015 E4, 2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	1,145,000	1,145,000
Series 2016 A4, 2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	3,635,000	3,635,000
Series 2018 A4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,500,000	9,500,000
Series 2019 B4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,400,000	1,400,000
Series 2019 C4, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	2,595,000	2,595,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 2.6% 12/2/24, LOC Landesbank Hessen-Thuringen, VRDN (b)	7,600,000	7,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	6,465,000	6,465,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D2B, 2.9% 12/2/24, LOC Truist Bank, VRDN (b)	14,975,000	14,975,000
Series 2024 D2A1, 3.3% 12/2/24, LOC Truist Bank, VRDN (b)	8,200,000	8,200,000
Series 2024:
2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	5,700,000	5,700,000
2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	12,900,000	12,900,000
Triborough Bridge & Tunnel Auth. Revs. Series 2023 B4A, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	4,000,000	4,000,000
TOTAL NEW YORK		296,441,000
North Carolina - 1.2%
Atrium Health Series 2007 E, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	12,635,000	12,635,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 3.27% 12/6/24, LOC Cooperatieve Rabobank UA/NY, VRDN (b)	1,200,000	1,200,000
North Carolina Hsg. Fin. Agcy. Multi Hsg. Rev. Series 2024 B, 3.15% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	9,500,000	9,500,000
TOTAL NORTH CAROLINA		23,335,000
Ohio - 3.2%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 2.91% 12/6/24, LOC Northern Trust Co., VRDN (b)	1,965,000	1,965,000
Franklin County Hosp. Facilities Rev.:
Series 2009 B, 2.8% 12/6/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	9,070,000	9,070,000
Series 2018 D, 2.85% 12/6/24, VRDN (b)	3,825,000	3,825,000
Series 2022, 3.25% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,900,000	1,900,000
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Proj.) Series 2019 C, 2.85% 12/6/24, VRDN (b)	27,200,000	27,200,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 2.8% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	14,050,000	14,050,000
Ohio State Univ. Gen. Receipts (Multiyear Debt Issuance Prog. II) Series 2023 D2:
2.95% 12/6/24, VRDN (b)	3,300,000	3,300,000
2.95% 12/6/24, VRDN (b)	2,000,000	2,000,000
TOTAL OHIO		63,310,000
Oregon - 0.3%
Oregon Facilities Auth. Rev. Series 2018 B, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	6,190,000	6,190,000
Pennsylvania - 2.5%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 2.85% 12/2/24, VRDN (b)	1,665,000	1,665,000
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 3.27% 12/6/24, LOC PNC Bank NA, VRDN (b)	1,500,000	1,500,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2024 D, 2.8% 12/2/24, LOC Bank of America NA, VRDN (b)	7,300,000	7,300,000
Series 2024 D2, 2.8% 12/2/24, LOC PNC Bank NA, VRDN (b)	10,000,000	10,000,000
Series 2024 D4, 2.95% 12/2/24, LOC Truist Bank, VRDN (b)	17,600,000	17,600,000
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2024 B2, 2.8% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,500,000	2,500,000
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 3.26% 12/6/24, LOC Bank of America NA, VRDN (b)	1,155,000	1,155,000
Philadelphia Gas Works Rev. Series 2009 C, 2.86% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	3,220,000	3,220,000
Philadelphia Gen. Oblig. Series 2009 B, 3.15% 12/6/24, LOC Barclays Bank PLC, VRDN (b)	3,830,000	3,830,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 3.21% 12/6/24, LOC Fannie Mae, VRDN (b)	700,000	700,000
TOTAL PENNSYLVANIA		49,470,000
South Carolina - 0.6%
South Carolina Jobs-Econ. Dev. Auth.:
Series 2024 C, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	8,700,000	8,700,000
Series B, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	2,600,000	2,600,000
TOTAL SOUTH CAROLINA		11,300,000
Tennessee - 0.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	120,000	120,000
Series 2005, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	2,200,000	2,200,000
Series 2008, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	2,075,000	2,075,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.) Series 2002, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	100,000	100,000
TOTAL TENNESSEE		4,495,000
Texas - 10.6%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	25,310,000	25,310,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 2.9% 12/2/24, VRDN (b)	67,520,000	67,520,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 2.9% 12/2/24, VRDN (b)	100,000	100,000
Series A1, 2.9% 12/2/24, VRDN (b)	6,015,000	6,015,000
Harris County Hosp. District Rev. Series 2010, 3.23% 12/6/24, LOC JPMorgan Chase Bank, VRDN (b)	5,200,000	5,200,000
Houston Util. Sys. Rev.:
Series 2004 B4, 3.13% 12/6/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,100,000	3,100,000
Series 2004 B5, 3.13% 12/6/24, LOC Royal Bank of Canada, VRDN (b)	33,100,000	33,100,000
Series 2004 B6, 3.13% 12/6/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,250,000	4,250,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,965,000	1,965,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.):
Series 2010, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	3,230,000	3,230,000
Series 2011, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	5,965,000	5,965,000
Series 2012, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	5,345,000	5,345,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2005, 2.87% 12/2/24 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	5,800,000	5,800,000
Series 2012, 3.05% 12/6/24 (TotalEnergies SE Guaranteed), VRDN (b)	4,300,000	4,300,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	2,600,000	2,600,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	29,460,000	29,460,000
Texas Gen. Oblig.:
Series 2013 A, 2.9% 12/6/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,300,000	2,300,000
Series 2014 A, 2.9% 12/6/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,925,000	2,925,000
Series 2015 A, 2.9% 12/6/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,500,000	1,500,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 3.13% 12/6/24 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	2,225,000	2,225,000
TOTAL TEXAS		212,210,000
Virginia - 2.5%
Virginia Small Bus. Fin. Auth. Hosp. Rev. Series 2008 B, 3.25% 12/6/24, LOC Wells Fargo Bank NA, VRDN (b)	1,800,000	1,800,000
Winchester Econ. Dev. Auth.:
Series 2024 B1, 3.2% 12/2/24, LOC Truist Bank, VRDN (b)	5,400,000	5,400,000
Series 2024 B2, 3.2% 12/2/24, LOC Truist Bank, VRDN (b)	42,455,000	42,455,000
TOTAL VIRGINIA		49,655,000
Washington - 0.1%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Interurban Sr. Living Apts. Proj.) Series 2012, 3.21% 12/6/24, LOC Freddie Mac, VRDN (b)	300,000	300,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 3.21% 12/6/24, LOC Fannie Mae, VRDN (b)	1,185,000	1,185,000
TOTAL WASHINGTON		1,485,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 3.43% 12/6/24, LOC Truist Bank, VRDN (b)	1,990,000	1,990,000
Wisconsin - 1.1%
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2018 C, 2.8% 12/2/24 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	4,745,000	4,745,000
Series B, 2.85% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,000,000	5,000,000
Wisconsin Health & Edl. Facilities Series 2021 B, 2.6% 12/2/24 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	11,300,000	11,300,000
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2004, 2.8% 12/6/24, LOC JPMorgan Chase Bank, VRDN (b)	1,405,000	1,405,000
TOTAL WISCONSIN		22,450,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,430,236,000)		1,430,236,000

Tender Option Bond - 28.0%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Black Belt Energy Gas District Participating VRDN:
Series XM 11 27, 3.05% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,800,000	2,800,000
Series XM 11 90, 2.91% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	300,000	300,000
Huntsville Hosp. Participating VRDN Series XG 03 84, 3.22% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,910,000	1,910,000
Pittsburg WTSW Participating VRDN 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,700,000	5,700,000
Southeast Energy Auth. Rev. Participating VRDN Series ZL 05 21, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,500,000	2,500,000
TOTAL ALABAMA		13,210,000
Arizona - 0.3%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.07% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,460,000	4,460,000
Jefferson County Ala Board Ed. Pubs Participating VRDN Series YX 13 19, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,025,000	2,025,000
TOTAL ARIZONA		6,485,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series XG 04 91, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,730,000	1,730,000
Connecticut - 0.5%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,840,000	4,840,000
Series Floaters 016, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,400,000	5,400,000
TOTAL CONNECTICUT		10,240,000
District Of Columbia - 0.0%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series XF 08 53, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	835,000	835,000
Series XG 02 67, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	25,000	25,000
TOTAL DISTRICT OF COLUMBIA		860,000
Florida - 1.9%
Broward County Convention Ctr. Participating VRDN:
Series XF 16 41, 3.28% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,300,000	2,300,000
Series XM 11 52, 3.07% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,500,000	5,500,000
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 2.97% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	460,000	460,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN Series XG 05 49, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,100,000	3,100,000
Hillsborough County Indl. Dev. Auth. Participating VRDN:
Series XF 32 42, 3.21% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,330,000	3,330,000
Series XM 11 97, 3.21% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,100,000	2,100,000
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series YX 13 51, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,000,000	1,000,000
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,300,000	1,300,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series XF 31 22, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,280,000	4,280,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 3.28% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	400,000	400,000
Pasco County Fla Hosp. Rev. Participating VRDN Series XM 11 55, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,000,000	1,000,000
Pittsburg WTSW Participating VRDN Series 2022, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,870,000	5,870,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XG 01 73, 3.28% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	900,000	900,000
Series YX 12 86, 3.25% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,400,000	2,400,000
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,800,000	2,800,000
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series ZL 04 85, 3.21% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,665,000	1,665,000
TOTAL FLORIDA		38,405,000
Georgia - 0.8%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XF 15 03, 3.35% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,200,000	7,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series E 155, 2.9% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,000,000	1,000,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN:
Series XF 15 54, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	300,000	300,000
Series XG 04 70, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	500,000	500,000
Series XG 04 72, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,500,000	2,500,000
Main Street Natural Gas, Inc. Participating VRDN:
Series XF 16 01, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,000,000	1,000,000
Series XG 04 89, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,710,000	2,710,000
Series XM 11 87, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	300,000	300,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	250,000	250,000
TOTAL GEORGIA		15,760,000
Illinois - 2.6%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 45, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,900,000	1,900,000
Series Floaters XL 01 05, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	600,000	600,000
Series XX 12 64, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,300,000	4,300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XL 05 66, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,750,000	3,750,000
Chicago Transit Auth. Participating VRDN Series XG 04 87, 2.89% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,660,000	3,660,000
Illinois Fin. Auth. Participating VRDN:
Series BAML 50 45, 3.26% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	9,000,000	9,000,000
Series BAML 50 47, 3.26% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	13,435,000	13,435,000
Series XG 04 31, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,500,000	1,500,000
Illinois Gen. Oblig. Participating VRDN:
Series XL 02 60, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,200,000	1,200,000
Series XM 07 59, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	390,000	390,000
Series XM 10 48, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,800,000	1,800,000
Series XM 10 49, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	250,000	250,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series XF 15 33, 3.24% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,330,000	1,330,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.24% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	400,000	400,000
Pittsburg WTSW Participating VRDN Series 2023, 3.03% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	7,900,000	7,900,000
TOTAL ILLINOIS		51,415,000
Kentucky - 0.4%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.28% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	700,000	700,000
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,600,000	5,600,000
Kentucky, Inc. Pub. Energy Participating VRDN:
Series XM 11 88, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	300,000	300,000
Series XM 11 89, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	300,000	300,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series ZF 31 89, 3.21% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	800,000	800,000
TOTAL KENTUCKY		7,700,000
Louisiana - 2.6%
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Floater BAML 5041 D1, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	51,800,000	51,800,000
Michigan - 5.1%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 2.9% 12/2/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	41,800,000	41,800,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.28% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	365,000	365,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series XF 07 82, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	935,000	935,000
Series XF 16 67, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,250,000	2,250,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ZF 32 75, 2.89% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	2,500,000	2,500,000
Pittsburg WTSW Participating VRDN:
Series 2024 5067, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,300,000	1,300,000
Series 50 49, 3.38% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	52,000,000	52,000,000
TOTAL MICHIGAN		101,150,000
Minnesota - 0.2%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,685,000	4,685,000
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XF 16 80, 2.89% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,875,000	1,875,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	7,800,000	7,800,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series XF 16 11, 2.9% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	3,750,000	3,750,000
2.9% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,300,000	1,300,000
TOTAL MISSOURI		14,725,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	145,000	145,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series XF 17 74, 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,800,000	2,800,000
Series YX 13 35, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,910,000	1,910,000
TOTAL NEBRASKA		4,855,000
Nevada - 0.3%
Clark County Wtr. Reclamation District Participating VRDN Series XM 11 57, 3.35% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	6,000,000	6,000,000
New Jersey - 0.4%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 25 38, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,810,000	2,810,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 2.91% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,200,000	1,200,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 15 57, 3.21% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,000,000	2,000,000
Series YX 12 68, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,100,000	1,100,000
TOTAL NEW JERSEY		7,110,000
New York - 0.4%
New York City Gen. Oblig. Participating VRDN Series 2024 D7, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,950,000	2,950,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series XF 14 62, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,445,000	2,445,000
Series XF 16 31, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,200,000	2,200,000
TOTAL NEW YORK		7,595,000
Ohio - 1.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.28% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,000,000	1,000,000
Middletown Hosp. Facilities Rev. Participating VRDN 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	13,300,000	13,300,000
Montgomery County Hosp. Rev. Participating VRDN Series XX 12 48, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	800,000	800,000
Ohio Hosp. Rev. Participating VRDN Series C18, 3.22% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	300,000	300,000
Ohio Hsg. Fin. Agcy. Participating VRDN Series XF 17 62, 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,400,000	1,400,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series XL 05 40, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,510,000	3,510,000
TOTAL OHIO		20,310,000
Oregon - 0.2%
Clackamas County School District #62C, Oregon City Participating VRDN Series XG 05 33, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	3,905,000	3,905,000
Pennsylvania - 1.4%
Allegheny County Arpt. Auth. Rev. Participating VRDN Series XF 16 85, 2.89% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	6,015,000	6,015,000
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,260,000	2,260,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series 50 29, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	2,560,000	2,560,000
Montgomery County Higher Ed. & Health Auth. Rev. Participating VRDN Series XG 05 28, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	1,875,000	1,875,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series MIZ 91 69, 3.42% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	3,900,000	3,900,000
Philadelphia School District Participating VRDN Series XG 05 36, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	2,500,000	2,500,000
Pittsburg WTSW Participating VRDN Series 2024, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	9,400,000	9,400,000
TOTAL PENNSYLVANIA		28,510,000
South Carolina - 0.6%
Patriots Energy Group Fing. Agcy. Participating VRDN Series XG 05 39, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,750,000	3,750,000
Pittsburg WTSW Participating VRDN Series 2024, 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,800,000	5,800,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series XF 15 48, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,000,000	3,000,000
TOTAL SOUTH CAROLINA		12,550,000
Tennessee - 2.7%
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series BAML 50 24, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	53,535,000	53,535,000
Texas - 2.1%
El Paso Wtr. & Swr. Rev. Participating VRDN Series G 124, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)(e)	1,100,000	1,100,000
Harris County Children's Hosp. Participating VRDN Series E-149, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,700,000	1,700,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XF 32 03, 3.33% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	1,000,000	1,000,000
Harris County Gen. Oblig. Participating VRDN Series XG 05 16, 3.21% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,160,000	2,160,000
Lamar Consolidated Independent School District Participating VRDN Series XM 11 03, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Las Varas Pub. Facilities Corp. Multi Fam Hsg. Rev. Participating VRDN Series MIZ 91 71, 3.42% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	5,900,000	5,900,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 95, 3.28% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	3,400,000	3,400,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XL 04 22, 2.97% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	215,000	215,000
Princeton Independent School District Participating VRDN Series XF 31 92, 3.2% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(d)	3,125,000	3,125,000
Royse City Independent School District Participating VRDN Series XF 15 94, 3.21% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	1,670,000	1,670,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,400,000	1,400,000
Series XG 04 21, 3.23% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	755,000	755,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XG 03 99, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,750,000	3,750,000
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series XF 15 28, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,855,000	2,855,000
Series XF 31 54, 2.89% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	2,000,000	2,000,000
Series XM 10 82, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	5,000,000	5,000,000
Series ZF 16 78, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,420,000	3,420,000
TOTAL TEXAS		41,950,000
Virginia - 0.7%
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.22% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.28% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(d)	8,100,000	8,100,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series XL 04 37, 3.4% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	3,500,000	3,500,000
TOTAL VIRGINIA		14,600,000
Washington - 0.6%
Multicare Health Sys. Participating VRDN Series E 153, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	3,600,000	3,600,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series XL 04 82, 3.35% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	6,670,000	6,670,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series XF 15 14, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	2,025,000	2,025,000
TOTAL WASHINGTON		12,295,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series XF 15 37, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(d)	5,520,000	5,520,000
Wisconsin - 1.1%
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series BAML 50 35, 3.09% 12/2/24 (Liquidity Facility Bank of America NA) (b)(c)(d)	21,100,000	21,100,000
TOTAL TENDER OPTION BOND (Cost $558,000,000)		558,000,000

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,988,236,000)	1,988,236,000
NET OTHER ASSETS (LIABILITIES) - 0.3%	5,634,742
NET ASSETS - 100.0%	1,993,870,742

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)	Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	1,430,236,000	-	1,430,236,000	-

Tender Option Bond	558,000,000	-	558,000,000	-
Total Investments in Securities:	1,988,236,000	-	1,988,236,000	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,988,236,000):		$1,988,236,000
Cash		1,234,028
Receivable for investments sold		600,000
Interest receivable		8,058,639
Other receivables		7,992
Total assets		1,998,136,659
Liabilities
Distributions payable	$4,257,931
Other payables and accrued expenses	7,986
Total liabilities		4,265,917
Net Assets		$1,993,870,742
Net Assets consist of:
Paid in capital		$1,993,851,892
Total accumulated earnings (loss)		18,850
Net Assets		$1,993,870,742
Net Asset Value, offering price and redemption price per share ($1,993,870,742 ÷ 1,993,074,819 shares)		$1.0004
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Interest		$24,998,383
Expenses
Custodian fees and expenses	$11,315
Independent trustees' fees and expenses	1,818
Total expenses before reductions	13,133
Expense reductions	(747)
Total expenses after reductions		12,386
Net Investment income (loss)		24,985,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20,859
Total net realized gain (loss)		20,859
Net increase in net assets resulting from operations		$25,006,856
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,985,997	$51,425,760
Net realized gain (loss)	20,859	28,914
Change in net unrealized appreciation (depreciation)	-	(240)
Net increase in net assets resulting from operations	25,006,856	51,454,434
Distributions to shareholders	(24,990,079)	(51,451,691)

Affiliated share transactions
Proceeds from sales of shares	4,530,799,702	8,059,064,133
Cost of shares redeemed	(3,988,364,831)	(7,671,895,201)

Net increase (decrease) in net assets and shares resulting from share transactions	542,434,871	387,168,932
Total increase (decrease) in net assets	542,451,648	387,171,675

Net Assets
Beginning of period	1,451,419,094	1,064,247,419
End of period	$1,993,870,742	$1,451,419,094

Other Information
Shares
Sold	4,528,988,107	8,055,841,796
Redeemed	(3,986,770,123)	(7,668,827,670)
Net increase (decrease)	542,217,984	387,014,126

Financial Highlights
Fidelity® Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.0002	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0164	.0343	.0214	.0016	.0009	.0126
Net realized and unrealized gain (loss)	- B	- B	.0001	- B	.0002	.0001
Total from investment operations	.0164	.0343	.0215	.0016	.0011	.0127
Distributions from net investment income	(.0164)	(.0343)	(.0214)	(.0016)	(.0009)	(.0126)
Total distributions	(.0164)	(.0343)	(.0214)	(.0016)	(.0010) C	(.0126)
Net asset value, end of period	$1.0004	$1.0004	$1.0004	$1.0003	$1.0003	$1.0002
Total Return D,E	1.65%	3.48%	2.17%	.16%	.10%	1.28%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	3.26% I	3.40%	1.78%	.18%	.10%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,993,871	$1,451,419	$1,064,247	$2,017,931	$1,145,228	$1,771,739

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$1,988,236,000

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Tax-Free Cash Central Fund	441,883,000	370,605,000	-

4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $747.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Tax-Free Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.810806.120
TFC-SANN-0125
Fidelity® Securities Lending Cash Central Fund

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Securities Lending Cash Central Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government Agency Repurchase Agreement - 30.3%
	Maturity Amount ($)	Value ($)
In a joint trading account at 4.58% dated 11/29/24 due 12/2/24 (Collateralized by (U.S. Government Obligations)) # (Cost $7,910,569,000)	7,913,588,201	7,910,569,000

U.S. Treasury Repurchase Agreement - 52.6%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $601,009,298, 0.38% - 4.63%, 11/30/25 - 8/15/42)	589,224,802	589,000,000
Barclays Bank PLC at 4.58%, dated 11/29/24 due 12/2/24 Collateralized by U.S. Treasury Obligations valued at $1,716,294,847, 0.00% - 6.88%, 3/11/25 - 5/15/44)	1,682,641,963	1,682,000,000
Federal Reserve Bank of New York at 4.55%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $4,026,526,166, 0.75% - 3.13%, 11/15/28 - 2/15/45)	4,026,526,146	4,025,000,000
Ficc Citi Gc Repo (GOV) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $2,403,016,802, 0.00% - 6.25%, 12/31/24 - 5/15/54)	2,355,898,825	2,355,000,000
Ficc Goldman Gc Repo (GOV) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $601,009,309, 0.00% - 3.50%, 1/7/25 - 2/15/33)	589,224,802	589,000,000
Ficc Mizuho Securities Gc Repo(GOV) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,029,572,875, 0.00% - 4.75%, 7/31/25 - 2/15/34)	1,009,385,102	1,009,000,000
Fixed Income Clearing Corp. - BNYM at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,297,440,033, 3.63% - 4.50%, 3/31/26 - 5/31/28)	1,272,485,480	1,272,000,000
Fixed Income Clearing Corp. - SSB at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,715,058,818, 1.00% - 4.63%, 6/30/28 - 2/28/30)	1,682,641,963	1,682,000,000
NatWest Markets Securities, Inc. at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $171,425,473, 0.25% - 4.25%, 3/15/25 - 3/31/31)	168,064,120	168,000,000
SMBC Nikko Securities America, Inc. at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $358,156,647, 0.63% - 4.88%, 4/30/26 - 8/15/43)	351,133,965	351,000,000
TD Securities (U.S.A.) at 4.58%, dated 11/29/24 due 12/2/24 (Collateralized by U.S. Treasury Obligations valued at $19,275,208, 0.50% - 2.63%, 3/15/25 - 10/31/28)	18,897,210	18,890,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $13,740,890,000)		13,740,890,000

U.S. Treasury Debt - 14.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 14.1%
U.S. Treasury Bills
12/3/24 to 1/30/25	4.50 to 4.69	3,692,100,000	3,679,969,656

TOTAL U.S. TREASURY DEBT (Cost $3,679,385,102)			3,679,969,656

Non-Negotiable Time Deposit - 1.5%
	Yield (%) (a)	Principal Amount (b)	Value ($)
Time Deposits - 1.5%
Credit Agricole CIB
12/2/24	4.58	90,220,000	90,220,000
Mizuho Bank Ltd.
12/2/24	4.58	235,000,000	235,000,000
Royal Bank of Canada
12/2/24	4.58	77,000,000	77,000,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $402,220,000)			402,220,000

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $25,733,064,102)	25,733,648,656
NET OTHER ASSETS (LIABILITIES) - 1.5%	397,988,996
NET ASSETS - 100.0%	26,131,637,652

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Debt	3,679,969,656	-	3,679,969,656	-

Non-Negotiable Time Deposit	402,220,000	-	402,220,000	-

U.S. Government Agency Repurchase Agreement	7,910,569,000	-	7,910,569,000	-

U.S. Treasury Repurchase Agreement	13,740,890,000	-	13,740,890,000	-
Total Investments in Securities:	25,733,648,656	-	25,733,648,656	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$7,910,569,000 due 12/02/24 at 4.58%
BofA Securities, Inc.	191,741,000
Citigroup Global Markets, Inc.	2,825,651,000
Credit Agricole CIB New York Branch	48,776,000
HSBC Securities (USA), Inc.	34,066,000
JP Morgan Securities LLC	1,009,161,000
Nomura Securities International	285,929,000
RBC Dominion Securities, Inc.	1,513,742,000
Societe Generale	168,194,000
Sumitomo Mitsui Banking Corp. NY	1,766,032,000
Wells Fargo Securities LLC	67,277,000
7,910,569,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $21,651,459,000) - See accompanying schedule Unaffiliated issuers (cost $25,733,064,102):		$25,733,648,656
Cash		488,261,434
Interest receivable		6,880,609
Total assets		26,228,790,699
Liabilities
Distributions payable	$97,147,969
Other payables and accrued expenses	5,078
Total liabilities		97,153,047
Net Assets		$26,131,637,652
Net Assets consist of:
Paid in capital		$26,130,995,012
Total accumulated earnings (loss)		642,640
Net Assets		$26,131,637,652
Net Asset Value, offering price and redemption price per share ($26,131,637,652 ÷ 26,128,579,889 shares)		$1.0001
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Interest		$630,715,085
Expenses
Custodian fees and expenses	$27,719
Independent trustees' fees and expenses	31,664
Total expenses		59,383
Net Investment income (loss)		630,655,702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	621
Total net realized gain (loss)		621
Change in net unrealized appreciation (depreciation) on investment securities		(1,464,136)
Net gain (loss)		(1,463,515)
Net increase in net assets resulting from operations		$629,192,187
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$630,655,702	$1,485,967,655
Net realized gain (loss)	621	-
Change in net unrealized appreciation (depreciation)	(1,464,136)	2,048,690
Net increase in net assets resulting from operations	629,192,187	1,488,016,345
Distributions to shareholders	(630,654,485)	(1,485,969,269)

Affiliated share transactions
Proceeds from sales of shares	129,189,441,785	251,956,608,298
Cost of shares redeemed	(127,954,176,066)	(255,921,026,410)

Net increase (decrease) in net assets and shares resulting from share transactions	1,235,265,719	(3,964,418,112)
Total increase (decrease) in net assets	1,233,803,421	(3,962,371,036)

Net Assets
Beginning of period	24,897,834,231	28,860,205,267
End of period	$26,131,637,652	$24,897,834,231

Other Information
Shares
Sold	129,176,524,133	251,931,415,157
Redeemed	(127,941,381,928)	(255,895,436,867)
Net increase (decrease)	1,235,142,205	(3,964,021,710)

Financial Highlights
Fidelity® Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$1.0001	$1.0001	$1.0001	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0258	.0536	.0354	.0016	.0009	.0155
Net realized and unrealized gain (loss)	(.0001)	.0001	- B	- B	- B	(.0001)
Total from investment operations	.0257	.0537	.0354	.0016	.0009	.0154
Distributions from net investment income	(.0258)	(.0536)	(.0354)	(.0016)	(.0009)	(.0155)
Total distributions	(.0258)	(.0536)	(.0354)	(.0016)	(.0009)	(.0155)
Net asset value, end of period	$1.0001	$1.0002	$1.0001	$1.0001	$1.0001	$1.0001
Total Return C,D	2.60%	5.51%	3.59%	.15%	.09%	1.56%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	-% H	-% H	-% H	-% H	.01%
Expenses net of fee waivers, if any	- % G,H	-% H	-% H	-% H	-% H	.01%
Expenses net of all reductions	-% G,H	-% H	-% H	-% H	-% H	.01%
Net investment income (loss)	5.14% G	5.36%	3.46%	.16%	.09%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$26,131,638	$24,897,834	$28,860,205	$37,572,025	$36,244,909	$21,223,031

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1.Organization.
Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2.Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. There were no significant book-to-tax differences during the period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$584,554
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$584,554
Tax cost	$25,733,064,102

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3.Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4.Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
5.Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Securities Lending Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.743119.124
CCC-SANN-0125
Fidelity® Municipal Cash Central Fund

Semi-Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Cash Central Fund
Schedule of Investments November 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Variable Rate Demand Note - 73.6%
	Principal Amount (a)	Value ($)
Alabama - 3.8%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.15% 12/6/24, VRDN (b)(c)	1,900,000	1,900,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.):
Series 2007, 2.75% 12/2/24, VRDN (b)(c)	15,500,000	15,500,000
Series 2023:
3.05% 12/2/24, VRDN (b)(c)	28,850,000	28,850,000
3.05% 12/2/24, VRDN (b)(c)	19,150,000	19,150,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev.:
(Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 2.75% 12/2/24, VRDN (b)(c)	33,900,000	33,900,000
(Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 3.6% 12/6/24, VRDN (b)(c)	8,900,000	8,900,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 2.75% 12/2/24, VRDN (b)(c)	23,040,000	23,040,000
TOTAL ALABAMA		131,240,000
Alaska - 0.3%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.) Series 1993 B, 2.85% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	8,500,000	8,500,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 3.15% 12/6/24 (ConocoPhillips Co. Guaranteed), VRDN (b)	1,200,000	1,200,000
TOTAL ALASKA		9,700,000
Arizona - 1.3%
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2019 A, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	2,615,000	2,615,000
Series 2019 B, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	12,365,000	12,365,000
Maricopa County Indl. Dev. Auth. Series 2024 B, 3.27% 12/2/24, LOC JPMorgan Chase Bank, VRDN (b)	22,305,000	22,305,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 3.32% 12/6/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	1,900,000	1,900,000
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.38% 12/6/24, VRDN (b)	2,300,000	2,300,000
Series 2009 C, 3.38% 12/6/24, VRDN (b)	4,900,000	4,900,000
TOTAL ARIZONA		46,385,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 3.15% 12/6/24, VRDN (b)(c)	200,000	200,000
Series 2002, 3% 12/6/24, VRDN (b)(c)	1,000,000	1,000,000
TOTAL ARKANSAS		1,200,000
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. Bonds:
Series 2020 A, 2.9% 12/2/24, LOC The Toronto-Dominion Bank, VRDN (b)	1,380,000	1,380,000
Series 2024 D, 2.8% 12/2/24, VRDN (b)	18,990,000	18,990,000
Colorado Univ. Co. Hosp. Auth. Rev. Series 2018 B, 2.85% 12/2/24, VRDN (b)	14,620,000	14,620,000
TOTAL COLORADO		34,990,000
Connecticut - 0.8%
Connecticut Hsg. Fin. Auth.:
Series 2017 C, 2.9% 12/6/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	22,565,000	22,565,000
Series 2019 B2, 3.18% 12/6/24 (Liquidity Facility Bank of America NA), VRDN (b)(c)	5,350,000	5,350,000
TOTAL CONNECTICUT		27,915,000
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 3.22% 12/2/24, VRDN (b)(c)	28,200,000	28,200,000
District Of Columbia - 0.1%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 2.9% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	1,850,000	1,850,000
Florida - 4.2%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 2.95% 12/6/24, VRDN (b)(c)	22,300,000	22,300,000
Broward County Indl. Dev. Rev.:
(Florida Pwr. & Lt. Co. Proj.):
Series 2015, 3.05% 12/6/24, VRDN (b)(c)	13,500,000	13,500,000
Series 2018 B, 3% 12/6/24, VRDN (b)(c)	3,100,000	3,100,000
Series 2018, 2.95% 12/6/24, VRDN (b)(c)	2,800,000	2,800,000
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 2.9% 12/6/24, VRDN (b)	9,200,000	9,200,000
Gainesville Utils. Sys. Rev. Series 2019 C, 2.93% 12/2/24, LOC Bank of America NA, VRDN (b)	3,550,000	3,550,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 2.91% 12/6/24, LOC Citibank NA, VRDN (b)(c)	8,695,000	8,695,000
Hillsborough County Indl. Dev. Auth. Series 2024 D, 2.8% 12/2/24 (Liquidity Facility PNC Bank NA), VRDN (b)	25,150,000	25,150,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 2.92% 12/6/24, VRDN (b)	5,600,000	5,600,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A:
2.95% 12/6/24, VRDN (b)(c)	4,100,000	4,100,000
3.05% 12/6/24, VRDN (b)(c)	5,100,000	5,100,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Florida Pwr. & Lt. Co. Proj.) Series 2021, 2.95% 12/6/24, VRDN (b)(c)	5,700,000	5,700,000
Series 2024 A, 3% 12/6/24, VRDN (b)(c)	13,700,000	13,700,000
Series 2024 B, 3.33% 12/6/24, VRDN (b)(c)	14,800,000	14,800,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 2.92% 12/6/24, VRDN (b)	2,100,000	2,100,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 3.15% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	1,970,000	1,970,000
FNMA:
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Hunters Run Apts. Proj.) Series 2003 G, 3.2% 12/6/24, LOC Fannie Mae, VRDN (b)(c)	4,625,000	4,625,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Grande Oaks Apts. Proj.) Series A, 3.23% 12/6/24, LOC Fannie Mae, VRDN (b)(c)	930,000	930,000
TOTAL FLORIDA		146,920,000
Georgia - 1.6%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
3.05% 12/2/24, VRDN (b)(c)	19,800,000	19,800,000
3.35% 12/2/24, VRDN (b)(c)	3,200,000	3,200,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 3% 12/2/24, VRDN (b)	3,600,000	3,600,000
Series 2012, 3.05% 12/2/24, VRDN (b)(c)	10,105,000	10,105,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 2.75% 12/2/24, VRDN (b)(c)	1,000,000	1,000,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 3.4% 12/6/24, VRDN (b)(c)	6,200,000	6,200,000
Series 2019, 3% 12/6/24, VRDN (b)(c)	13,040,000	13,040,000
TOTAL GEORGIA		56,945,000
Illinois - 1.1%
Chicago Midway Arpt. Rev. Series 2014 C, 2.88% 12/6/24, LOC PNC Bank NA, VRDN (b)(c)	4,300,000	4,300,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 2.96% 12/6/24, LOC Bayerische Landesbank, VRDN (b)(c)	6,000,000	6,000,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.4% 12/6/24, LOC Northern Trust Co., VRDN (b)	1,900,000	1,900,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 2.94% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	26,815,000	26,815,000
TOTAL ILLINOIS		39,015,000
Indiana - 2.4%
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) Series 2005, 2.88% 12/6/24, VRDN (b)(c)	28,000,000	28,000,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 2.85% 12/2/24, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	28,625,000	28,625,000
(PSI Energy Proj.) Series 2003 B, 2.99% 12/6/24, VRDN (b)(c)	1,050,000	1,050,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 I, 2.85% 12/2/24, LOC Barclays Bank PLC, VRDN (b)	6,185,000	6,185,000
Series 2008 J, 2.85% 12/2/24, LOC Barclays Bank PLC, VRDN (b)	1,715,000	1,715,000
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	9,960,000	9,960,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 2.95% 12/2/24, LOC Truist Bank, VRDN (b)	7,500,000	7,500,000
TOTAL INDIANA		83,035,000
Iowa - 3.7%
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	5,200,000	5,200,000
Series 2013 B2, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	3,245,000	3,245,000
Iowa Fin. Auth. Rev. Series 2018 F, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	14,000,000	14,000,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (Chevron U.S.A., Inc. Proj.) Series 2024, 2.9% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)(c)	75,000,000	75,000,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.1% 12/6/24, VRDN (b)(c)	31,730,000	31,730,000
TOTAL IOWA		129,175,000
Kansas - 0.5%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 2.95% 12/6/24, VRDN (b)	400,000	400,000
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.2% 12/6/24, VRDN (b)	3,300,000	3,300,000
Series 2007 B, 3.2% 12/6/24, VRDN (b)	1,000,000	1,000,000
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 2.8% 12/2/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,200,000	2,200,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	4,100,000	4,100,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 2.8% 12/2/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,165,000	4,165,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	600,000	600,000
TOTAL KANSAS		15,965,000
Kentucky - 1.9%
Louisville & Jefferson County Series 2011 B, 2.8% 12/2/24, LOC PNC Bank NA, VRDN (b)	22,890,000	22,890,000
Louisville Reg'l. Arpt. Auth. Series 2006 A, 2.83% 12/2/24, VRDN (b)(c)	22,500,000	22,500,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 3.45% 12/2/24, VRDN (b)(c)	10,560,000	10,560,000
Series 2020 B1, 3.45% 12/2/24, VRDN (b)(c)	4,500,000	4,500,000
Series 2021 A1, 3.8% 12/2/24, VRDN (b)(c)	5,400,000	5,400,000
Series 2021 B1, 3.45% 12/2/24, VRDN (b)(c)	200,000	200,000
TOTAL KENTUCKY		66,050,000
Louisiana - 4.6%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 2.87% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	10,230,000	10,230,000
Louisiana Gas & Fuel Tax Rev.:
Series 2023 A1, 3.15% 12/2/24, LOC Toronto-Dominion Bank, VRDN (b)	14,600,000	14,600,000
Series 2023 A2, 2.85% 12/2/24, LOC Toronto-Dominion Bank, VRDN (b)	16,840,000	16,840,000
Louisiana Pub. Facilities Auth. Recycl Series 2024, 2.9% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)(c)	36,785,000	36,785,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 3.19% 12/6/24, VRDN (b)(c)	14,000,000	14,000,000
Series 2003, 3.19% 12/6/24, VRDN (b)(c)	18,650,000	18,650,000
Series 2007, 2.9% 12/2/24, VRDN (b)	16,125,000	16,125,000
Series 2008 A, 2.87% 12/2/24, VRDN (b)	9,380,000	9,380,000
Series 2008 B, 2.9% 12/2/24, VRDN (b)	5,900,000	5,900,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 3.05% 12/6/24, VRDN (b)	1,375,000	1,375,000
St. Bernard Parish Exempt FAC Series 1996, 2.94% 12/2/24, VRDN (b)(c)	15,500,000	15,500,000
TOTAL LOUISIANA		159,385,000
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Rev. Series 2024 U1, 2.8% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	13,850,000	13,850,000
Michigan - 1.2%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 2.87% 12/2/24, VRDN (b)	14,955,000	14,955,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 3.22% 12/6/24, LOC Bank of Nova Scotia, VRDN (b)	2,100,000	2,100,000
Michigan Strategic Fund Solid Waste Disp. Rev. Series 2024, 2.9% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)(c)	25,000,000	25,000,000
Univ. of Michigan Rev. Series 2012 D1, 3.1% 12/1/24, VRDN (b)	1,210,000	1,210,000
TOTAL MICHIGAN		43,265,000
Minnesota - 2.1%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 2.9% 12/2/24, LOC Bank of America NA, VRDN (b)	73,900,000	73,900,000
Mississippi - 2.1%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 C:
2.8% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	5,790,000	5,790,000
2.8% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	7,245,000	7,245,000
Series 2011 A, 2.85% 12/2/24, VRDN (b)	1,275,000	1,275,000
Series 2011 D, 2.85% 12/2/24, VRDN (b)	3,000,000	3,000,000
Series 2011 F, 2.85% 12/2/24, VRDN (b)	11,000,000	11,000,000
Mississippi Pwr. Co. Proj.) Series 2022, 2.9% 12/2/24, VRDN (b)(c)	8,000,000	8,000,000
Series 2011 G, 2.8% 12/2/24, VRDN (b)	4,215,000	4,215,000
Mississippi Bus. Fin. Corp. Rev. (Gulf Pwr. Co. Proj.) Series 2019, 2.95% 12/6/24, VRDN (b)(c)	14,300,000	14,300,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003, 3.2% 12/6/24, LOC Bank of America NA, VRDN (b)(c)	10,000,000	10,000,000
Mississippi Bus. Fin. Corpm (Chevron U.S.A. INC. Proj.) Series 2023, 2.85% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	3,400,000	3,400,000
Mississippi Dev. Bank Spl. Oblig. Series 2009, 2.8% 12/2/24 (Chevron Corp. Guaranteed), VRDN (b)	6,735,000	6,735,000
TOTAL MISSISSIPPI		74,960,000
Nebraska - 1.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2016 D, 3.1% 12/6/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	7,560,000	7,560,000
Series 2021 B, 3.1% 12/6/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	20,000,000	20,000,000
Series B, 3.1% 12/6/24 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	12,000,000	12,000,000
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 3.15% 12/6/24, VRDN (b)(c)	1,200,000	1,200,000
Series 1998, 3.15% 12/6/24, VRDN (b)(c)	100,000	100,000
TOTAL NEBRASKA		40,860,000
Nevada - 0.4%
Clark County Indl. Dev. Rev. Series 2008 A, 2.85% 12/6/24, LOC MUFG Bank Ltd., VRDN (b)(c)	15,000,000	15,000,000
New Hampshire - 1.1%
Nat'l. Fin. Auth. N H Health C:
Series 2024 B, 3.3% 12/2/24, LOC Truist Bank, VRDN (b)	32,800,000	32,800,000
Series 2024 C, 3.23% 12/6/24, LOC Truist Bank, VRDN (b)	4,200,000	4,200,000
TOTAL NEW HAMPSHIRE		37,000,000
New York - 16.9%
Battery Park City Auth. Rev. Series 2019 D1, 2.8% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,700,000	3,700,000
New York City Gen. Oblig.:
Series 2006 E2, 2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	4,100,000	4,100,000
Series 2013 A2, 2.8% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	14,305,000	14,305,000
Series 2013 A3, 2.8% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	11,590,000	11,590,000
Series 2013 F3, 2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	4,570,000	4,570,000
Series 2014 D4, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	3,330,000	3,330,000
Series 2015 F5, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	17,690,000	17,690,000
Series 2017 A-7, 2.86% 12/2/24 (Liquidity Facility BMO Harris Bank NA), VRDN (b)	9,365,000	9,365,000
Series 2017 B-4 & B-5, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	19,760,000	19,760,000
Series 2019 D, 2.85% 12/2/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	33,030,000	33,030,000
Series 2022 A4, 2.85% 12/2/24 (Liquidity Facility The Toronto-Dominion Bank), VRDN (b)	1,110,000	1,110,000
Series 2022, 2.85% 12/2/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,885,000	3,885,000
Series 2023 A, 2.85% 12/2/24 (Liquidity Facility Bank of Montreal), VRDN (b)	8,440,000	8,440,000
Series 2104 1, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	14,650,000	14,650,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	9,645,000	9,645,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB2, 2.87% 12/2/24 (Liquidity Facility UBS AG), VRDN (b)	3,025,000	3,025,000
Series 2011 DD-1, 2.85% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	9,275,000	9,275,000
Series 2014 AA:
2.8% 12/2/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	23,200,000	23,200,000
2.85% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,245,000	3,245,000
2.85% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	13,370,000	13,370,000
2.85% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	21,250,000	21,250,000
2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,900,000	1,900,000
2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,600,000	3,600,000
Series 2014 BB1, 2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	21,600,000	21,600,000
Series 2015 BB, 2.87% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	4,750,000	4,750,000
Series 2015 BB4, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	6,100,000	6,100,000
Series 2016 AA2, 2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	10,500,000	10,500,000
Series 2023 CC, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	21,585,000	21,585,000
Series FF:
2.85% 12/2/24 (Liquidity Facility Bank of America NA), VRDN (b)	6,400,000	6,400,000
2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,250,000	1,250,000
New York City Transitional Fin. Auth. Rev.:
Series 2011 A4 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	16,300,000	16,300,000
Series 2013 A4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,040,000	2,040,000
Series 2013 C4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,200,000	4,200,000
Series 2014 B3, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,600,000	4,600,000
Series 2014, 2.75% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	4,250,000	4,250,000
Series 2015 A3, 2.85% 12/2/24 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	26,915,000	26,915,000
Series 2015 E4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	9,550,000	9,550,000
Series 2016 E4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	23,605,000	23,605,000
Series 2018 A4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	21,750,000	21,750,000
Series 2019 B4, 2.9% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	16,600,000	16,600,000
Series 2019 C4, 2.85% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	4,600,000	4,600,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	8,225,000	8,225,000
New York Metropolitan Trans. Auth. Rev.:
Series 2002 D2B, 2.9% 12/2/24, LOC Truist Bank, VRDN (b)	25,000,000	25,000,000
Series 2015 E1, 2.85% 12/2/24, LOC Barclays Bank PLC, VRDN (b)	30,870,000	30,870,000
Series 2024 D1, 2.95% 12/2/24, LOC Truist Bank, VRDN (b)	17,000,000	17,000,000
Series 2024 D2A1, 3.3% 12/2/24, LOC Truist Bank, VRDN (b)	9,300,000	9,300,000
Series 2024:
2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	10,200,000	10,200,000
2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	13,850,000	13,850,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 2.85% 12/2/24, LOC Barclays Bank PLC, VRDN (b)	9,620,000	9,620,000
Series 2005 B3, 2.85% 12/2/24, LOC Bank of America NA, VRDN (b)	2,800,000	2,800,000
Series 2023 B4A, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	3,250,000	3,250,000
FNMA New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, 2.95% 12/6/24, LOC Fannie Mae, VRDN (b)(c)	14,700,000	14,700,000
TOTAL NEW YORK		589,445,000
North Carolina - 1.5%
Atrium Health Series 2007 E, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	24,245,000	24,245,000
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 3.22% 12/6/24, VRDN (b)(c)	2,900,000	2,900,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 3.27% 12/6/24, LOC Cooperatieve Rabobank UA/NY, VRDN (b)	1,500,000	1,500,000
North Carolina Hsg. Fin. Agcy. Multi Hsg. Rev. Series 2024 B, 3.15% 12/2/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)	25,500,000	25,500,000
TOTAL NORTH CAROLINA		54,145,000
Ohio - 1.5%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 2.91% 12/6/24, LOC Northern Trust Co., VRDN (b)	1,900,000	1,900,000
Franklin County Hosp. Facilities Rev. Series 2022, 3.25% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	15,200,000	15,200,000
Montgomery County Hosp. Rev. Series 2019 C, 2.85% 12/2/24, LOC PNC Bank NA, VRDN (b)	1,850,000	1,850,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 2.8% 12/2/24 (Liquidity Facility Barclays Bank PLC), VRDN (b)	8,250,000	8,250,000
Ohio Hosp. Rev. Series 2018, 2.8% 12/2/24, LOC PNC Bank NA, VRDN (b)	11,900,000	11,900,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 F, 2.85% 12/6/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	3,900,000	3,900,000
Series 2016 G, 2.85% 12/6/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	11,105,000	11,105,000
TOTAL OHIO		54,105,000
Pennsylvania - 3.4%
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 3.27% 12/6/24, LOC PNC Bank NA, VRDN (b)(d)	2,245,000	2,245,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 2.85% 12/2/24, VRDN (b)	4,100,000	4,100,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 2.8% 12/2/24, LOC JPMorgan Chase Bank, VRDN (b)	1,235,000	1,235,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2024 D, 2.8% 12/2/24, LOC Bank of America NA, VRDN (b)	24,650,000	24,650,000
Series 2024 D2, 2.8% 12/2/24, LOC PNC Bank NA, VRDN (b)	50,000,000	50,000,000
Series 2024 D4, 2.95% 12/2/24, LOC Truist Bank, VRDN (b)	30,900,000	30,900,000
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2024 B2, 2.8% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	4,400,000	4,400,000
TOTAL PENNSYLVANIA		117,530,000
South Carolina - 0.7%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.):
Series 1995, 3.15% 12/6/24, VRDN (b)(c)	200,000	200,000
Series 1997, 3.15% 12/6/24, VRDN (b)(c)	2,700,000	2,700,000
Series A, 3.07% 12/6/24, VRDN (b)(c)	1,925,000	1,925,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 3.07% 12/6/24, VRDN (b)(c)	1,200,000	1,200,000
South Carolina Jobs-Econ. Dev. Auth.:
Series 2024 C, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	14,510,000	14,510,000
Series B, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	5,400,000	5,400,000
TOTAL SOUTH CAROLINA		25,935,000
Tennessee - 0.9%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2004, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	180,000	180,000
Series 2005, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	7,640,000	7,640,000
Series 2008, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	11,625,000	11,625,000
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 3.15% 12/6/24, LOC Truist Bank, VRDN (b)	2,150,000	2,150,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) Series 1999, 2.95% 12/6/24, VRDN (b)(c)	1,000,000	1,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2006, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	3,605,000	3,605,000
(Tennessee County Ln. Pool Proj.) Series 2004, 2.98% 12/2/24, LOC Bank of America NA, VRDN (b)	3,705,000	3,705,000
TOTAL TENNESSEE		29,905,000
Texas - 8.8%
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2004, 3.38% 12/6/24, LOC Citibank NA, VRDN (b)(c)	5,000,000	5,000,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 3.38% 12/6/24, LOC Citibank NA, VRDN (b)(c)	10,000,000	10,000,000
Calhoun Port Auth. Envir. Facilities Rev.:
Series 2007 A, 3.25% 12/6/24, LOC PNC Bank NA, VRDN (b)(c)	11,330,000	11,330,000
Series 2008, 3.25% 12/6/24, LOC Bank of America NA, VRDN (b)(c)	4,400,000	4,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 2.88% 12/2/24, VRDN (b)(c)	29,050,000	29,050,000
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	26,200,000	26,200,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. Series 2003, 2.94% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	24,485,000	24,485,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 2.9% 12/2/24, VRDN (b)	33,565,000	33,565,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.):
Series 2008 A2, 2.9% 12/2/24, VRDN (b)	15,100,000	15,100,000
Series A1, 2.9% 12/2/24, VRDN (b)	1,655,000	1,655,000
Harris County Hosp. District Rev. Series 2010, 3.23% 12/6/24, LOC JPMorgan Chase Bank, VRDN (b)	3,300,000	3,300,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 2.94% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	7,300,000	7,300,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 3.15% 12/6/24, VRDN (b)(c)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 2.94% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	1,155,000	1,155,000
Series 2001 B2, 2.94% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	1,180,000	1,180,000
Series 2008 B4, 2.94% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	2,505,000	2,505,000
(Mobil Oil Corp. Proj.) Series 1999, 2.94% 12/2/24, VRDN (b)(c)	16,100,000	16,100,000
(Onyx Envir. Svcs. Proj.) Series 2003, 3.29% 12/6/24, LOC Bank of America NA, VRDN (b)(c)	10,250,000	10,250,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.):
Series 2010, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	4,300,000	4,300,000
Series 2011, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,555,000	2,555,000
Series 2012, 2.9% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,545,000	1,545,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 3.19% 12/6/24, VRDN (b)(c)	2,700,000	2,700,000
Series 2001, 3.19% 12/6/24, VRDN (b)(c)	25,000,000	25,000,000
Series 2002, 3.19% 12/6/24, VRDN (b)(c)	22,500,000	22,500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	12,080,000	12,080,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 2.85% 12/2/24, LOC TD Banknorth, NA, VRDN (b)	13,885,000	13,885,000
Texas Gen. Oblig.:
Series 2012 B, 2.9% 12/6/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	500,000	500,000
Series 2013 A, 2.9% 12/6/24 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	250,000	250,000
FNMA:
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Louetta Village Apts. Proj.) Series 2005, 3.25% 12/6/24, LOC Fannie Mae, VRDN (b)(c)	4,680,000	4,680,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Little Nell Apts. Proj.) Series 2003, 3.21% 12/6/24, LOC Fannie Mae, VRDN (b)(c)	8,400,000	8,400,000
TOTAL TEXAS		305,920,000
Virginia - 0.3%
Winchester Econ. Dev. Auth. Series 2024 B1, 3.2% 12/2/24, LOC Truist Bank, VRDN (b)	9,100,000	9,100,000
Washington - 0.5%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Fairwinds Redmond Proj.) Series A, 2.95% 12/6/24, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	19,250,000	19,250,000
West Virginia - 1.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 3.22% 12/6/24, VRDN (b)(c)	22,700,000	22,700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 3.25% 12/6/24, VRDN (b)(c)	27,800,000	27,800,000
TOTAL WEST VIRGINIA		50,500,000
Wisconsin - 0.9%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 2.9% 12/6/24, LOC Wells Fargo Bank NA, VRDN (b)(c)(e)	21,500,000	21,500,000
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 2.85% 12/2/24 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,700,000	6,700,000
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 D, 3.18% 12/6/24 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,945,000	3,945,000
TOTAL WISCONSIN		32,145,000
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 3.15% 12/6/24, VRDN (b)(c)	1,300,000	1,300,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 3.35% 12/2/24, VRDN (b)(c)	4,400,000	4,400,000
TOTAL WYOMING		5,700,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,570,483,817)		2,570,485,000

Tender Option Bond - 26.2%
	Principal Amount (a)	Value ($)
Alabama - 0.9%
Black Belt Energy Gas District Participating VRDN:
Series XM 11 26, 3.05% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,670,000	6,670,000
Series XM 11 27, 3.05% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,870,000	3,870,000
Series XM 11 44, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	6,250,000	6,250,000
Series XM 11 73, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,000,000	2,000,000
Series XM 11 90, 2.91% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	500,000	500,000
Pittsburg WTSW Participating VRDN 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,400,000	6,400,000
Southeast Alabama Gas Supply District Participating VRDN Series XF 16 87, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,315,000	5,315,000
TOTAL ALABAMA		31,005,000
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MIZ 91 01, 3.06% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	2,050,000	2,050,000
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 3.07% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	825,000	825,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series YX 12 72, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,750,000	2,750,000
TOTAL ARIZONA		5,625,000
California - 0.0%
Los Angeles Dept. Arpt. Rev. Participating VRDN Series XF 13 73, 3.23% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	800,000	800,000
Colorado - 0.7%
Denver City & County Arpt. Rev. Participating VRDN:
Series 2022 XX 12 60, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	7,075,000	7,075,000
Series Floaters XG 01 96, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	10,680,000	10,680,000
Series XF 15 13, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	6,200,000	6,200,000
Series ZF 32 04, 3.23% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	2,120,000	2,120,000
TOTAL COLORADO		26,075,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,955,000	9,955,000
Series Floaters 016, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,300,000	3,300,000
TOTAL CONNECTICUT		13,255,000
Florida - 6.4%
Assured Guaranty Muni. Corp. Participating VRDN Series XM 11 83, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,100,000	3,100,000
Broward County Arpt. Sys. Rev. Participating VRDN Series ZF 17 48, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,355,000	1,355,000
Broward County Convention Ctr. Participating VRDN:
Series XF 16 41, 3.28% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,100,000	2,100,000
Series XM 11 52, 3.07% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,700,000	4,700,000
County of Broward Tourist Dev. Tax Rev. Participating VRDN Series XL 04 29, 2.97% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	700,000	700,000
Escambia County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series 50 28, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	64,665,000	64,665,000
Florida Dev. Fin. Corp. Healthcare Facility Rev. Participating VRDN:
Series BAML 80 87, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	30,815,000	30,815,000
Series XG 05 49, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,400,000	4,400,000
Florida Dev. Fin. Corp. Rev. Participating VRDN:
Series XF 17 04, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	10,830,000	10,830,000
Series XG 05 77, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,400,000	3,400,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series XF 14 63, 2.96% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	930,000	930,000
Series XF 15 19, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	3,750,000	3,750,000
Series XG 05 45, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,875,000	1,875,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series XF 16 10, 3.23% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	5,455,000	5,455,000
Series XF 16 37, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,400,000	3,400,000
Hillsborough County Indl. Dev. Auth. Participating VRDN:
Series XF 32 39, 3.21% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,185,000	3,185,000
Series XM 11 97, 3.21% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,100,000	3,100,000
Lee County Arpt. Rev. Participating VRDN:
Series XF 11 26, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	3,195,000	3,195,000
Series XF 15 23, 2.92% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,440,000	2,440,000
Miami-Dade County Participating VRDN:
Series XF 11 59, 2.94% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,200,000	2,200,000
Series XF 15 12, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,815,000	2,815,000
Miami-Dade County Edl. Facilities Rev. Participating VRDN:
Series Floaters XG 01 92, 2.9% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,745,000	1,745,000
Series YX 13 51, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,800,000	1,800,000
North Broward Hosp. District Rev. Participating VRDN Series BAML 50 48, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	11,340,000	11,340,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 3.28% 12/6/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,300,000	1,300,000
Pittsburg WTSW Participating VRDN Series 2022, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	7,800,000	7,800,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XG 01 73, 3.28% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	1,400,000	1,400,000
Series YX 12 86, 3.25% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,000,000	2,000,000
Tallahassee Health Facilities Rev. Participating VRDN Series BAML 50 33, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	6,670,000	6,670,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	31,500,000	31,500,000
TOTAL FLORIDA		223,965,000
Georgia - 0.4%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XF 15 03, 3.35% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,400,000	1,400,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,000,000	4,000,000
Columbia County Hosp. Auth. Rev. Participating VRDN Series XF 16 40, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,650,000	3,650,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series XF 15 54, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	2,080,000	2,080,000
Main Street Natural Gas, Inc. Participating VRDN:
Series XM 11 70, 3.02% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,750,000	3,750,000
Series XM 11 87, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	500,000	500,000
TOTAL GEORGIA		15,380,000
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XX 12 17, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	7,700,000	7,700,000
Illinois - 2.1%
Chicago Board of Ed. Participating VRDN Series XG 04 69, 3.24% 12/6/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	3,255,000	3,255,000
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,450,000	4,450,000
Series 2022 XF 30 45, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,050,000	6,050,000
Series XX 12 64, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,600,000	8,600,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 3.22% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	11,835,000	11,835,000
Series XF 14 30, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,810,000	2,810,000
Series XG 05 38, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,810,000	2,810,000
Chicago Transit Auth. Participating VRDN Series XL 01 45, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,830,000	1,830,000
Illinois Fin. Auth. Participating VRDN Series BAML 50 45, 3.26% 12/6/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	10,600,000	10,600,000
Illinois Fin. Auth. Rev. Participating VRDN Series YX 13 26, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,175,000	1,175,000
Illinois Gen. Oblig. Participating VRDN:
Series XF 10 10, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	700,000	700,000
Series XF 31 11, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,700,000	5,700,000
Metropolitan Pier & Exposition Participating VRDN Series Floaters XF 10 45, 3.24% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	800,000	800,000
Pittsburg WTSW Participating VRDN Series 2023, 3.03% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	12,100,000	12,100,000
TOTAL ILLINOIS		72,715,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 3.28% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	800,000	800,000
Kentucky, Inc. Pub. Energy Participating VRDN:
Series XM 11 88, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	500,000	500,000
Series XM 11 89, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	500,000	500,000
TOTAL KENTUCKY		1,800,000
Louisiana - 1.8%
Louisiana Pub. Facilities Auth. Hosp. Rev. Participating VRDN Series BAML 80 06, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	7,155,000	7,155,000
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Floater BAML 5041 D1, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	53,925,000	53,925,000
New Orleans Aviation Board Rev. Participating VRDN Series XF 31 48, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,000,000	3,000,000
TOTAL LOUISIANA		64,080,000
Michigan - 1.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 2.9% 12/2/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	24,500,000	24,500,000
Gerald R. Ford Int'l. Arpt. Auth. Rev. Participating VRDN Series XF 17 17, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	1,700,000	1,700,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 3.28% 12/6/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,295,000	1,295,000
Michigan Fin. Auth. Act 38 Facss Participating VRDN Series XF 17 05, 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,400,000	4,400,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series 2022 014, 2.9% 12/2/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	15,390,000	15,390,000
TOTAL MICHIGAN		47,285,000
Minnesota - 0.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Participating VRDN Series XG 05 23, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,060,000	3,060,000
Missouri - 0.6%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XG 03 96, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	6,055,000	6,055,000
Series XG 04 79, 3.26% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	4,285,000	4,285,000
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Rev. Participating VRDN 2.9% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,400,000	2,400,000
Pittsburg WTSW Participating VRDN 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	5,500,000	5,500,000
TOTAL MISSOURI		19,440,000
Nebraska - 0.1%
Central Plains Energy Proj. Rev. Participating VRDN Series 2022 ZL 03 01, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	140,000	140,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series XL 05 63, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,000,000	2,000,000
TOTAL NEBRASKA		2,140,000
Nevada - 0.1%
Clark County School District Participating VRDN Series XF 14 73, 3.3% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,490,000	1,490,000
Clark County Wtr. Reclamation District Participating VRDN Series XM 11 57, 3.35% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,700,000	2,700,000
TOTAL NEVADA		4,190,000
New Jersey - 0.5%
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN Series XM 10 96, 2.91% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	8,800,000	8,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series XF 16 75, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,170,000	3,170,000
Series YX 12 68, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,300,000	2,300,000
RIB Floater Trust Various States Participating VRDN Series 2024, 3.2% 12/2/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,400,000	2,400,000
TOTAL NEW JERSEY		16,670,000
New York - 0.9%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 2.95% 12/2/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	9,850,000	9,850,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E125, 2.95% 12/2/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	8,600,000	8,600,000
Series XF 13 36, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	5,700,000	5,700,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 3.28% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	6,750,000	6,750,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series XF 16 42, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	950,000	950,000
TOTAL NEW YORK		31,850,000
North Carolina - 0.1%
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series XG 04 51, 3.26% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)(g)	2,000,000	2,000,000
Series XG 05 27, 3.27% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	130,000	130,000
Greater Asheville Reg'l. Arpt. Auth. Participating VRDN Series XM 10 11, 2.93% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	2,700,000	2,700,000
TOTAL NORTH CAROLINA		4,830,000
North Dakota - 0.2%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XF 16 02, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	4,565,000	4,565,000
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,500,000	3,500,000
TOTAL NORTH DAKOTA		8,065,000
Ohio - 0.6%
CommonSpirit Health Participating VRDN Series MIZ 90 20, 3.28% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	1,900,000	1,900,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 3.28% 12/6/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,055,000	2,055,000
Middletown Hosp. Facilities Rev. Participating VRDN 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	12,570,000	12,570,000
Montgomery County Hosp. Rev. Participating VRDN Series XX 12 48, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,300,000	1,300,000
Ohio Hosp. Rev. Participating VRDN Series C18, 3.22% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,800,000	1,800,000
Ohio Hsg. Fin. Agcy. Participating VRDN Series XF 17 62, 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,300,000	2,300,000
TOTAL OHIO		21,925,000
Oregon - 0.1%
Port of Portland Arpt. Rev. Participating VRDN:
Series XF 17 41, 3.28% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,330,000	1,330,000
Series ZF 32 48, 2.96% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)(g)	2,225,000	2,225,000
Series ZF 32 62, 3.28% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)(g)	700,000	700,000
TOTAL OREGON		4,255,000
Pennsylvania - 1.6%
Allegheny County Arpt. Auth. Rev. Participating VRDN Series XG 05 41, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	5,400,000	5,400,000
Assured Guaranty Muni. Corp. Participating VRDN Series ZF 17 72, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,585,000	3,585,000
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,530,000	4,530,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series 50 29, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,700,000	1,700,000
Pennsylvania Econ. Dev. Fing. Auth. Participating VRDN:
Series XG 04 37, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,400,000	4,400,000
Series XM 10 83, 3.26% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,900,000	3,900,000
Series YX 11 86, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,000,000	8,000,000
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Participating VRDN Series MIZ 91 69, 3.42% 12/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	4,732,500	4,732,500
Philadelphia Arpt. Rev. Participating VRDN:
Series XG 05 51, 2.92% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,850,000	1,850,000
Series YX 12 11, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,600,000	1,600,000
Pittsburg WTSW Participating VRDN Series 2024, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	17,400,000	17,400,000
TOTAL PENNSYLVANIA		57,097,500
South Carolina - 0.3%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XG 02 09, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	5,625,000	5,625,000
Series YX 12 69, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,165,000	4,165,000
TOTAL SOUTH CAROLINA		9,790,000
Tennessee - 1.4%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN:
Series XL 03 82, 3.25% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,965,000	1,965,000
Series YX 12 89, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,910,000	1,910,000
Sullivan County Health, Ed. and Hsg. Board Participating VRDN Series BAML 50 24, 3.04% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	44,160,000	44,160,000
TOTAL TENNESSEE		48,035,000
Texas - 0.9%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,400,000	2,400,000
Houston Arpt. Sys. Rev. Participating VRDN Series XF 31 26, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	10,900,000	10,900,000
Houston Gen. Oblig. Participating VRDN Series XF 17 18, 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,800,000	1,800,000
Lamar Consolidated Independent School District Participating VRDN Series XM 11 03, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	4,700,000	4,700,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 95, 3.28% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	5,300,000	5,300,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XL 04 22, 2.97% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	600,000	600,000
Texas Muni. Gas Acquisition & Supply Corp. Participating VRDN Series XM 11 54, 3.23% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,175,000	2,175,000
Texas Private Activity Bond Surface Trans. Corp. Participating VRDN Series XM 11 23, 3.25% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,300,000	3,300,000
TOTAL TEXAS		31,175,000
Utah - 0.5%
Salt Lake City Arpt. Rev. Participating VRDN:
Series XF 15 50, 2.94% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	5,395,000	5,395,000
Series XL 04 57, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,615,000	2,615,000
Series XL 04 59, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,190,000	5,190,000
Series XM 11 46, 2.91% 12/6/24 (Liquidity Facility UBS AG) (b)(c)(f)(g)	2,500,000	2,500,000
Series XX 12 49, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,000,000	1,000,000
TOTAL UTAH		16,700,000
Virginia - 1.5%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,500,000	3,500,000
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 3.22% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 3.28% 12/6/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	35,110,000	35,110,000
Virginia Small Bus. Fing. Auth. Participating VRDN Series XF 32 17, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	5,225,000	5,225,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series XL 04 37, 3.4% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,700,000	3,700,000
TOTAL VIRGINIA		50,535,000
Washington - 0.9%
Barclays Bank PLC Participating VRDN Series YX 12 41, 3.25% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,430,000	1,430,000
CommonSpirit Health Participating VRDN Series XF 1017, 2.89% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,000,000	4,000,000
Port of Seattle Rev. Participating VRDN:
Series 2022 ZF 30 68, 3.23% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	2,635,000	2,635,000
Series XF 15 99, 3.25% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	3,475,000	3,475,000
Series XF 17 30, 3.28% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,260,000	1,260,000
Series XM 08 75, 3.28% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,970,000	2,970,000
Series XM 10 27, 3% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	4,500,000	4,500,000
Series XM 11 79, 3.28% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,350,000	1,350,000
Series ZF 13 97, 3% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,585,000	2,585,000
Series ZF 17 38, 3.25% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	785,000	785,000
Series ZF 17 39, 3.25% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	900,000	900,000
Series ZF 32 50, 3.28% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(f)(g)	1,085,000	1,085,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,500,000	1,500,000
Series XG 02 87, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,185,000	4,185,000
TOTAL WASHINGTON		32,660,000
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XF 25 41, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	10,000,000	10,000,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series BAML 50 35, 3.09% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	30,675,000	30,675,000
TOTAL WISCONSIN		40,675,000
TOTAL TENDER OPTION BOND (Cost $912,777,500)		912,777,500

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $3,483,261,317)	3,483,262,500
NET OTHER ASSETS (LIABILITIES) - 0.2%	7,218,052
NET ASSETS - 100.0%	3,490,480,552

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,500,000 or 0.6% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	2,570,485,000	-	2,570,485,000	-

Tender Option Bond	912,777,500	-	912,777,500	-
Total Investments in Securities:	3,483,262,500	-	3,483,262,500	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of November 30, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $3,483,261,317):		$3,483,262,500
Receivable for investments sold		2,180,000
Interest receivable		14,812,269
Other receivables		11,069
Total assets		3,500,265,838
Liabilities
Payable to custodian bank	$10,518
Payable for investments purchased on a delayed delivery basis	2,245,000
Distributions payable	7,518,703
Other payables and accrued expenses	11,065
Total liabilities		9,785,286
Net Assets		$3,490,480,552
Net Assets consist of:
Paid in capital		$3,490,489,751
Total accumulated earnings (loss)		(9,199)
Net Assets		$3,490,480,552
Net Asset Value, offering price and redemption price per share ($3,490,480,552 ÷ 3,489,736,218 shares)		$1.0002
Statement of Operations
Six months ended November 30, 2024 (Unaudited)
Investment Income
Interest		$41,303,742
Expenses
Custodian fees and expenses	$16,153
Independent trustees' fees and expenses	2,921
Total expenses before reductions	19,074
Expense reductions	(16,153)
Total expenses after reductions		2,921
Net Investment income (loss)		41,300,821
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	237
Total net realized gain (loss)		237
Change in net unrealized appreciation (depreciation) on investment securities		(15)
Net gain (loss)		222
Net increase in net assets resulting from operations		$41,301,043
Statement of Changes in Net Assets

	Six months ended November 30, 2024 (Unaudited)	Year ended May 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,300,821	$85,507,521
Net realized gain (loss)	237	36,209
Change in net unrealized appreciation (depreciation)	(15)	1,198
Net increase in net assets resulting from operations	41,301,043	85,544,928
Distributions to shareholders	(41,311,468)	(85,507,794)

Affiliated share transactions
Proceeds from sales of shares	8,375,807,702	14,061,391,161
Cost of shares redeemed	(6,877,077,423)	(14,066,332,327)

Net increase (decrease) in net assets and shares resulting from share transactions	1,498,730,279	(4,941,166)
Total increase (decrease) in net assets	1,498,719,854	(4,904,032)

Net Assets
Beginning of period	1,991,760,698	1,996,664,730
End of period	$3,490,480,552	$1,991,760,698

Other Information
Shares
Sold	8,374,132,876	14,086,164,542
Redeemed	(6,875,702,282)	(14,091,079,010)
Net increase (decrease)	1,498,430,594	(4,914,468)

Financial Highlights
Fidelity® Municipal Cash Central Fund

	Six months ended (Unaudited) November 30, 2024	Years ended May 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0166	.0349	.0220	.0016	.0011	.0130
Net realized and unrealized gain (loss)	- B	- B	- B	.0001	.0001	- B
Total from investment operations	.0166	.0349	.0220	.0017	.0012	.0130
Distributions from net investment income	(.0166)	(.0349)	(.0220)	(.0016)	(.0011)	(.0130)
Distributions from net realized gain	-	-	- B	- B	- B	- B
Total distributions	(.0166)	(.0349)	(.0220)	(.0017) C	(.0011)	(.0130)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0001
Total Return D,E	1.68%	3.54%	2.22%	.17%	.12%	1.31%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	- % I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	3.29% I	3.46%	2.25%	.17%	.10%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$3,490,481	$1,991,761	$1,996,665	$1,856,209	$1,342,909	$1,249,951

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.00005 per share.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount represents less than .005%.
IAnnualized.
Notes to Financial Statements
 (Unaudited)
For the period ended November 30, 2024

1. Organization.
Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed short-term capital gain which is included in Tax expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,227
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$1,227
Tax cost	$3,483,261,273

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Municipal Cash Central Fund	522,455,000	397,053,000	-
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,153.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Municipal Cash Central Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.734025.124
MCC-SANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025